Leases - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 13, 2013	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Leases (Textual) [Abstract]
Leases expire year	2032	2032
Leases term	25 years	25 years
Capital lease obligations	$ 48.8	$ 48.8	$ 48.8
Underlying cash payments to remove the related land and obligations	0	0
Rental expense related to operating leases		25.4	22.3	22.5
Sublease rental income		4.2	3.5	3.4
Selling and General Expenses [Member]
Leases (Textual) [Abstract]
Rental expense related to operating leases		0.4	0.8	0.7
Administration Expenses [Member]
Leases (Textual) [Abstract]
Rental expense related to operating leases		$ 1.4	$ 2.1	$ 2.1
Minimum [Member]
Leases (Textual) [Abstract]
Leases expire year	2023	2023
Maximum [Member]
Leases (Textual) [Abstract]
Leases expire year	2068	2068